Schedule of Company and Subsidiaries (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Northen Star Limited [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation		Dec. 12, 2023
Fitness Champs Pte Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation		Dec. 05, 2012
Fitness Champs Aquatics Pte Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation		Jul. 15, 2015
Fitness Champs Holdings Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Feb. 15, 2024
Place of Incorporation	Cayman Islands
Fiscal year	December 31
Background	Investment holding
Northen Star Limited [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Dec. 12, 2023
Place of Incorporation	British Virgin Islands
Fiscal year	December 31
Background	Investment holding	Investment holding
Effective ownership percentage	100.00%	100.00%
Fitness Champs Pte Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Dec. 05, 2012
Place of Incorporation	Singapore
Fiscal year	December 31
Background	Principally engaged in the providing sport of swimming in public schools in Singapore	Principally engaged in the providing sport of swimming in public schools in Singapore
Effective ownership percentage	100.00%	100.00%
Fitness Champs Aquatics Pte Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Date of incorporation	Jul. 15, 2015
Place of Incorporation	Singapore
Fiscal year	December 31
Background	Principally engaged in the providing sport of swimming for private sector students	Principally engaged in the providing sport of swimming for private sector students
Effective ownership percentage	100.00%	100.00%